Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts and Bilinig Adjustments
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 2,777	$ 2,175	$ 1,949
Provisions	(166)	1,127	644
Deductions	1,359	(525)	(418)
Balance at end of year	3,970	2,777	2,175
Allowance for Workers' Compensation and Medical Malpractice Loss Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	10,401	10,244	10,349
Provisions	3,594	2,339	4,310
Deductions	(3,668)	(2,182)	(4,415)
Balance at end of year	$ 10,327	$ 10,401	$ 10,244